Risk Management - Foreign currency risk exposure of financial instruments in foreign currency (Details) € in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)
Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		₩ 68,273,885					₩ 61,266,953
Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		14,031,640					5,431,497
Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		44,794,187					48,764,355
Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		2,131,548					1,216,923
Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		5,644,738					5,299,762
Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,671,772					554,416
Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		71,178,781					56,771,154
Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		1,491,166					1,018,095
Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		46,261,313					37,643,900
Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		12,106,876					9,025,657
Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,891,621					4,569,676
Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,427,805					4,513,826
Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		10,956,500					12,403,265
USD | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	$ 38,255					$ 35,850
USD | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	9,041					3,176
USD | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	24,361					28,771
USD | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	970					468
USD | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	3,307					3,195
USD | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	576					240
USD | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	39,092					32,148
USD | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	415					274
USD | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	24,569					19,803
USD | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	6,894					5,766
USD | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	4,174					3,566
USD | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	3,040					2,739
USD | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | $	$ 6,698					$ 8,047
USD | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		48,479,889					42,501,266
USD | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		11,457,194					3,765,800
USD | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		30,872,442					34,107,769
USD | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,229,059					556,296
USD | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		4,191,383					3,787,466
USD | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		729,811					283,935
USD | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		49,541,164					38,111,504
USD | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		526,553					324,420
USD | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		31,135,881					23,476,384
USD | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		8,737,229					6,835,191
USD | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,289,246					4,228,055
USD | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		3,852,255					3,247,454
USD | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		8,488,374					9,540,185
JPY | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			¥ 206,538					¥ 195,428
JPY | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			64,824					32,829
JPY | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			116,298					147,981
JPY | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			25,416					14,618
JPY | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			307,076					278,172
JPY | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			26,766					16,384
JPY | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			227,260					219,514
JPY | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			44,365					31,601
JPY | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			8,685					10,673
JPY | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | ¥			¥ 34,512					¥ 32,777
JPY | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,968,677					1,993,709
JPY | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		617,888					338,222
JPY | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,108,529					1,504,891
JPY | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		242,260					150,596
JPY | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
JPY | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
JPY | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,926,983					2,866,021
JPY | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		255,128					168,798
JPY | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,166,196					2,261,520
JPY | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		422,876					325,745
JPY | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
JPY | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		82,783					109,958
JPY | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		328,964					337,685
CNY | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				¥ 33,718					¥ 29,367
CNY | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				1,542					1,236
CNY | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				24,637					23,733
CNY | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				3,999					3,899
CNY | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				3,540					499
CNY | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				33,443					29,000
CNY | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				28,125					26,342
CNY | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				1,023					0
CNY | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				4,295					2,658
CNY | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | ¥				¥ 1,141					¥ 2,533
CNY | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		6,117,563					5,469,966
CNY | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		279,779					230,188
CNY | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		4,470,059					4,420,551
CNY | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
CNY | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		725,511					726,310
CNY | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		642,214					92,917
CNY | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,067,771					5,401,566
CNY | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
CNY | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,102,886					4,906,441
CNY | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		185,652					0
CNY | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
CNY | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		779,233					495,125
CNY | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		207,012					471,852
EUR | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					€ 3,423					€ 2,812
EUR | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					484					94
EUR | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					2,510					2,329
EUR | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					358					327
EUR | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					2					33
EUR | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					69					29
EUR | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					3,436					2,563
EUR | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					322					239
EUR | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					2,108					1,640
EUR | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					431					349
EUR | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					195					0
EUR | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					380					335
EUR | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | €					€ 787					€ 598
EUR | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		4,625,020					3,774,318
EUR | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		653,870					125,513
EUR | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,391,155					3,126,363
EUR | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		484,172					438,662
EUR | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		2,573					44,638
EUR | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		93,250					39,142
EUR | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,640,959					3,441,608
EUR | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		434,590					321,354
EUR | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,847,863					2,201,233
EUR | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		582,034					469,124
EUR | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		263,187					0
EUR | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		513,285					449,897
EUR | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		1,063,680					803,357
Others | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		7,082,736					7,527,694
Others | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,022,909					971,774
Others | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		4,952,002					5,604,781
Others | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		176,057					71,369
Others | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		725,271					741,348
Others | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		206,497					138,422
Others | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		8,001,904					6,950,455
Others | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		274,895					203,523
Others | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,008,487					4,798,322
Others | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,179,085					1,395,597
Others | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		339,188					341,621
Others | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		200,249					211,392
Others | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		₩ 868,470					₩ 1,250,186